Provisions (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of other provisions [abstract]
Schedule of provisions

	Years Ended June 30,
	2020	2019

Current
Annual leave (1)	285,360	245,804
Long service leave (1)(2)	326,679	356,191

Total	612,039	601,995

Non-Current
Long service leave (2)	41,514	34,976

(1)	Movements in provisions

(2)	Amounts not expected to be settled within the next 12 months

Schedule of movements in provisions
	Years Ended June 30,
	2020	2019	2018
Annual leave
Carrying amount at start of year	245,804	266,487	298,508
Charged/(credited) to profit or loss
-additional provisions recognized	278,686	308,032	261,354
Amounts used during the year	(240,734)	(328,715)	(293,375)
Change in foreign exchange	1,604	1,886	-
Carrying amount at end of year	285,360	245,804	266,487

Long service leave
Carrying amount at start of year	391,167	323,122	399,970
Charged/(credited) to profit or loss	(62,991)	-	(103,363)
-additional provisions recognized	40,017	68,045	26,515
Carrying amount at end of year	368,193	391,167	323,122

TOTAL	653,553	636,971	589,609

Schedule of amounts not expected to be settled within the next 12 months
	Years Ended June 30,
	2020	2019

Long service leave obligation expected to be settled after 12 months	41,514	34,976